Discontinued Operations and Properties Held for Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property
Discontinued Operations and Disposal Groups [Abstract]
Number Of Real Estate Properties, Held for Sale	1	2
Sale price of disposal in cash	$ 0.7